Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Leases [Line Items]
Initial term	12 months
Incremental borrowing rate	4.18%	5.00%	3.95%	4.19%
Incremental borrowing rate	7.25%
Total operating lease expenses (in Dollars)	$ 3,121,480	$ 3,120,327	$ 3,241,799
Minimum [Member]
Leases [Line Items]
Operating lease terms	1 year
Incremental borrowing rate		3.75%
Maximum [Member]
Leases [Line Items]
Operating lease terms	15 years
Incremental borrowing rate		8.00%